CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 27,302,445	¥ 190,074,161	¥ 180,241,414	¥ 181,022,636
Cost of sales	(25,560,383)	(177,946,276)	(167,029,416)	(166,290,269)
Gross profit	1,742,062	12,127,885	13,211,998	14,732,367
Selling and distribution expenses	(240,331)	(1,673,139)	(2,496,933)	(2,372,966)
General and administration expenses	(568,333)	(3,956,604)	(3,959,177)	(4,551,237)
Research and development expenses	(135,141)	(940,828)	(626,873)	(498,234)
Impairment loss on property, plant and equipment	(37,254)	(259,354)	(46,484)	(16,200)
Impairment losses on financial assets	(24,383)	(169,751)	(107,956)
Impairment			(216,953)
Other income	11,415	79,469	135,367	89,873
Other gains, net	179,159	1,247,269	921,904	319,402
Finance income	37,512	261,151	492,234	706,690
Finance costs	(706,883)	(4,921,179)	(4,882,496)	(5,203,422)
Share of profits and losses of:
Joint ventures	38,800	270,115	(199,452)	8,151
Associates	7,005	48,767	39,335	(165,249)
Profit before income tax	303,628	2,113,801	2,264,514	3,049,175
Income tax expense	(89,879)	(625,720)	(822,519)	(643,706)
Profit for the year	213,749	1,488,081	1,441,995	2,405,469
Profit attributable to:
Owners of the parent	122,238	850,999	707,460	1,413,221
Non-controlling interests	91,511	637,082	734,535	992,248
Profit for the year	213,749	1,488,081	1,441,995	2,405,469
Available-for-sale investments:
Changes in fair value				(5,206)
Reclassification adjustments for gains included in profit or loss
Gain on disposal				(45,039)
Income tax effect				11,180
Exchange differences on translation of foreign operations	(4,643)	(32,323)	(120,756)	(634,793)
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	(4,643)	(32,323)	(120,756)	(673,858)
Equity investments designated at fair value through other comprehensive income:
Change in fair value	8,305	57,815	(15,491)
Income tax effect	(2,103)	(14,642)	3,769
Net other comprehensive income that will not be reclassified to profit or loss in subsequent periods	6,202	43,173	(11,722)
Other comprehensive (loss) / income, net of tax	1,559	10,850	(132,478)	(673,858)
Total comprehensive income for the year	215,308	1,498,931	1,309,517	1,731,611
Attributable to:
Owners of the parent	123,761	861,599	575,621	739,363
Non-controlling interests	91,547	637,332	733,896	992,248
Total comprehensive income for the year	$ 215,308	¥ 1,498,931	¥ 1,309,517	¥ 1,731,611
Basic and diluted earnings per share attributable to ordinary equity holders of the parent (expressed in RMB per share) | (per share)	$ 0.0053	¥ 0.037	¥ 0.034	¥ 0.087